Meridian Growth Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Shares	Value
Common Stocks - 94.2%
Communication Services - 0.4%
Interactive Media & Services - 0.4%
Cargurus, Inc. [1]	343,321	$8,181,339
Total Communication Services		8,181,339
Consumer Discretionary - 15.2%
Auto Components - 0.5%
Fox Factory Holding Corp. [1,2]	81,829	10,397,193
Diversified Consumer Services - 2.2%
frontdoor, Inc. [1]	652,215	35,056,556
Grand Canyon Education, Inc. [1]	114,053	12,215,077
		47,271,633
Internet & Direct Marketing Retail - 1.0%
Shutterstock, Inc. [2]	233,535	20,793,956
Leisure Products - 0.6%
Polaris, Inc.	104,537	13,955,689
Specialty Retail - 4.6%
Sally Beauty Holdings, Inc. [1,2]	2,975,333	59,893,453
Vroom, Inc. [1,2]	974,962	38,013,769
		97,907,222
Textiles, Apparel & Luxury Goods - 6.3%
Carter's, Inc.	150,324	13,368,313
Hanesbrands, Inc. [2]	2,426,322	47,725,754
Skechers U.S.A., Inc. Class A [1]	1,426,020	59,479,294
Under Armour, Inc. Class C [1]	726,893	13,418,445
		133,991,806
Total Consumer Discretionary		324,317,499
Financials - 3.6%
Banks - 0.6%
Bank OZK	298,152	12,179,509
Capital Markets - 3.0%
Jaws Acquisition Corp. Class A [1,2]	1,120,794	14,850,521
LPL Financial Holdings, Inc.	186,789	26,553,924
WisdomTree Investments, Inc.	3,639,311	22,745,694
		64,150,139
Total Financials		76,329,648
Health Care - 24.5%
Biotechnology - 6.3%
Agios Pharmaceuticals, Inc. [1,2]	243,276	12,562,773
Allakos, Inc. [1,2]	77,701	8,918,521
Deciphera Pharmaceuticals, Inc. [1]	258,198	11,577,598
Exact Sciences Corp. [1]	72,098	9,501,074
Forte Biosciences, Inc. [1]	487,558	16,708,613
Heron Therapeutics, Inc. [1,2]	964,892	15,640,899
Kodiak Sciences, Inc. [1,2]	130,101	14,752,152
	Shares	Value
Neurocrine Biosciences, Inc. [1]	111,105	$10,804,961
Precision BioSciences, Inc. [1,2]	408,976	4,232,902
SpringWorks Therapeutics, Inc. [1,2]	113,945	8,382,934
Veracyte, Inc. [1]	234,522	12,605,558
Viking Therapeutics, Inc. [1,2]	1,407,044	8,899,553
		134,587,538
Health Care Equipment & Supplies - 10.3%
ABIOMED, Inc. [1]	30,844	9,830,908
Axogen, Inc. [1]	935,291	18,948,996
Cooper Cos., Inc. (The)	40,854	15,691,613
Hologic, Inc. [1]	343,596	25,556,670
Integra LifeSciences Holdings Corp. [1]	142,073	9,815,824
Masimo Corp. [1]	29,875	6,861,092
Merit Medical Systems, Inc. [1,2]	718,812	43,042,462
Nevro Corp. [1,2]	51,693	7,211,173
Quidel Corp. [1,2]	127,177	16,269,754
STERIS Plc	313,058	59,631,288
Talis Biomedical Corp. Acquisition Date: 7/17/20 - 11/3/20, Cost $8,322,218 [1,3]	725,165	7,920,615
		220,780,395
Health Care Providers & Services - 3.6%
AMN Healthcare Services, Inc. [1]	280,095	20,643,001
HealthEquity, Inc. [1,2]	355,671	24,185,628
Henry Schein, Inc. [1]	258,326	17,886,492
MEDNAX, Inc. [1,2]	545,650	13,897,706
		76,612,827
Health Care Technology - 1.4%
Inovalon Holdings, Inc. Class A [1,2]	331,379	9,537,088
Omnicell, Inc. [1]	152,459	19,799,850
		29,336,938
Life Sciences Tools & Services - 2.1%
Sotera Health Co. [1]	546,596	13,643,036
Syneos Health, Inc. [1]	404,558	30,685,725
		44,328,761
Pharmaceuticals - 0.8%
Arvinas, Inc. [1]	64,097	4,236,812
Revance Therapeutics, Inc. [1,2]	511,192	14,287,816
		18,524,628
Total Health Care		524,171,087
Industrials - 25.7%
Air Freight & Logistics - 2.7%
CH Robinson Worldwide, Inc. [2]	379,660	36,230,954

Meridian Funds	1	www.meridianfund.com

Meridian Growth Fund
Schedule of Investments (continued)
March 31, 2021 (Unaudited)
	Shares	Value
Forward Air Corp. [2]	239,483	$21,268,485
		57,499,439
Commercial Services & Supplies - 7.2%
ABM Industries, Inc.	722,181	36,838,453
Cimpress Plc (Ireland) [1,2]	206,213	20,648,108
Clean Harbors, Inc. [1]	409,803	34,448,040
Ritchie Bros. Auctioneers, Inc. (Canada)	1,043,982	61,125,146
		153,059,747
Electrical Equipment - 4.8%
Generac Holdings, Inc. [1]	156,276	51,172,576
Sensata Technologies Holding Plc [1]	892,323	51,710,118
		102,882,694
Machinery - 4.6%
John Bean Technologies Corp. [2]	150,667	20,089,938
Kennametal, Inc. [2]	269,259	10,762,282
Middleby Corp. (The) [1,2]	190,996	31,657,587
Tennant Co.	297,240	23,746,504
Woodward, Inc.	107,521	12,970,258
		99,226,569
Marine - 3.8%
Kirby Corp. [1]	501,263	30,216,134
Matson, Inc.	747,636	49,867,321
		80,083,455
Professional Services - 2.1%
TriNet Group, Inc. [1]	588,685	45,893,882
Road & Rail - 0.5%
Heartland Express, Inc.	525,553	10,290,328
Total Industrials		548,936,114
Information Technology - 24.2%
Electronic Equipment, Instruments & Components - 2.6%
Belden, Inc.	606,761	26,921,986
Trimble, Inc. [1]	362,332	28,185,806
		55,107,792
IT Services - 3.6%
DigitalOcean Holdings, Inc. [1]	94,013	3,960,768
Euronet Worldwide, Inc. [1]	219,581	30,368,052
Gartner, Inc. [1]	117,558	21,460,213
Wix.com Ltd. (Israel) [1]	75,257	21,013,259
		76,802,292
Semiconductors & Semiconductor Equipment - 3.0%
ON Semiconductor Corp. [1]	1,566,461	65,180,442
Software - 15.0%
2U, Inc. [1,2]	1,282,088	49,014,224
	Shares	Value
8x8, Inc. [1]	660,461	$21,425,355
ACV Auctions, Inc. Acquisition Date: 2/28/20 - 9/2/20, Cost $6,889,672 [1,3]	651,506	19,166,329
ChannelAdvisor Corp. [1]	374,706	8,824,326
FireEye, Inc. [1,2]	676,861	13,246,170
j2 Global, Inc. [1,2]	545,058	65,330,652
New Relic, Inc. [1]	341,919	21,021,180
Nuance Communications, Inc. [1]	500,665	21,849,021
Pluralsight, Inc. Class A [1]	1,499,654	33,502,270
Proofpoint, Inc. [1]	275,398	34,642,314
SolarWinds Corp. [1,2]	1,410,833	24,604,928
Sumo Logic, Inc. [1,2]	363,131	6,848,651
		319,475,420
Total Information Technology		516,565,946
Materials - 0.6%
Containers & Packaging - 0.6%
Graphic Packaging Holding Co.	715,817	12,999,237
Total Materials		12,999,237
Total Common Stocks - 94.2% (Cost $1,267,785,977)		2,011,500,870
Preferred Stocks - 1.9%
Consumer Discretionary - 0.4%
Internet & Direct Marketing Retail - 0.4%
Evolve Vacation Rental Network, Inc. Series 9 Acquisition Date: 5/29/20, Cost $4,499,999 [1,3,4]	776,451	8,828,248
Total Consumer Discretionary		8,828,248
Industrials - 0.3%
Commercial Services & Supplies - 0.3%
Xometry, Inc. Series A-2 Acquisition Date: 7/20/20, Cost $403,600 [1,3,4]	42,147	940,721
Xometry, Inc. Series B Acquisition Date: 7/20/20, Cost $138,546 [1,3,4]	14,468	323,215
Xometry, Inc. Series C Acquisition Date: 7/20/20, Cost $146,407 [1,3,4]	15,036	336,656
Xometry, Inc. Series D Acquisition Date: 7/20/20, Cost $114,391 [1,3,4]	11,668	263,580
Xometry, Inc. Series E Acquisition Date: 7/20/20, Cost $1,149,533 [1,3,4]	84,388	1,935,017

Meridian Funds	2	www.meridianfund.com

Meridian Growth Fund
Schedule of Investments (continued)
March 31, 2021 (Unaudited)
	Shares	Value
Xometry, Inc. Series Seed-1 Acquisition Date: 9/4/20, Cost $591,792 [1,3,4]	73,974	$1,647,401
Xometry, Inc. Series Seed-2 Acquisition Date: 9/4/20, Cost $260,360 [1,3,4]	32,545	724,777
Total Industrials		6,171,367
Information Technology - 0.8%
Communications Equipment - 0.4%
Starry, Inc. Series C Acquisition Date: 5/14/18, Cost $4,220,000 [1,3,4]	4,577,007	6,819,741
Starry, Inc. Series D Acquisition Date: 3/6/19, Cost $1,835,000 [1,3,4]	1,283,217	2,065,979
		8,885,720
Software - 0.4%
Dataminr, Inc. Series F Acquisition Date: 3/22/21, Cost $7,369,692 [1,3,4]	167,493	7,369,692
Total Information Technology		16,255,412
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Apartment List, Inc. Series D Acquisition Date: 11/2/20 - 12/21/20, Cost $8,399,997 [1,3,4]	2,299,479	8,399,997
Total Real Estate		8,399,997
Total Preferred Stocks - 1.9% (Cost $29,129,318)		39,655,024
Private Investment Funds - 1.3%
Quail Investment Holdings, LLC Acquisition Date: 9/1/20, Cost $4,037,882 [1,3]	4,038	3,895,480
Rhino (E) Investment Holdings, LLC Acquisition Date: 7/10/20, Cost $10,236,000 [1,3]	100	23,847,684
Total Private Investment Funds - 1.3% (Cost $14,273,882)		27,743,164

	Shares/ Principal Amount	Value
Short-Term Investments - 1.4%[5]
Money Market Funds - 1.1%
BlackRock Liquidity Funds, FedFund, Institutional Class, 0.04%	6,308,000	$6,308,000
Goldman Sachs Financial Square Government Fund, Institutional Class, 0.04%	5,126,000	5,126,000
Invesco Short Term Investments, Government & Agency Portfolio, Institutional Class, 0.03%	7,348,000	7,348,000
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.04%	5,496,000	5,496,000
Total Money Market Funds (Cost $24,278,000)		24,278,000
Repurchase Agreements - 0.3%
Citigroup Global Markets, Inc., dated 3/31/21, due 4/1/21, 0.01% total to be received $5,737,507 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 1.13% - 4.00%, 5/15/23 - 9/15/57, totaling $5,852,256) (Cost $5,737,505)	$5,737,505	5,737,505
Total Short-Term Investments - 1.4% (Cost $30,015,505)		30,015,505
Total Investments - 98.8% (Cost $1,341,204,682)		2,108,914,563
Cash and Other Assets, Less Liabilities - 1.2%		26,086,243
Net Assets - 100.0%		$2,135,000,806

Meridian Funds	3	www.meridianfund.com

Meridian Growth Fund
Schedule of Investments (continued)
March 31, 2021 (Unaudited)
Plc—Public Limited Company
[1]	Non-income producing securities.
[2]	All or portion of this security is on loan at March 31, 2021. Total value of such securities at period-end amounts to $447,148,142 and represents 20.94% of net assets.
[3]	Restricted security; cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules and agreements. Acquisition date represents the date on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities at period-end amounts to $94,485,132 and represents 4.43% of net assets.
[4]	Security is valued using significant unobservable inputs in good faith in accordance with procedures approved by the Board of Directors.
[5]	Collateral received from brokers for securities lending was invested in short-term investments.

Meridian Funds	4	www.meridianfund.com